Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Current Receivables [Abstract]
Balances held with processors	$ 92,971	$ 75,147
Balances due from live events	13,983	10,260
VAT receivable	11,029	6,684
Other receivables	18,364	8,318
Total accounts receivable balance	136,347	100,409	[1]
Long-term VAT receivable	14,906	11,818
Total non-current receivable balance	$ 14,906	$ 11,818

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.